Segments and Geographic Information - Additional Information (Detail)	12 Months Ended
Dec. 31, 2015 Subsidiary Segment Product
Segment Reporting [Abstract]
Number reporting segments | Segment	3
Number of wholly-owned subsidiaries | Subsidiary	4
Human cell culture products | Product	160